POSTRETIREMENT BENEFIT PLANS - Narrative (Details) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) Employees	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 01, 2023 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan costs	$ 35	$ 30	$ 130	$ 135	$ 124
Pension and other postretirement benefits expense (reversal of expense), noncash				61	$ 79
Funded percentage			92.70%
Defined benefit plan, funded (unfunded) status of plan			$ 80
Defined benefit plan, plan assets, amount						$ 11,162
Pension Benefits and Retiree Health and Life Benefits
Defined Benefit Plan Disclosure [Line Items]
Pension and other postretirement benefits cost (reversal of cost), total			$ 50
GE Energy Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Funded percentage			86.70%
Defined benefit plan, plan assets, amount						9,594
Percentage of securities representing pension plan assets			0.20%
GE Energy Pension Plan | Retired Employee
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, number of employees | Employees			37,100
GE Energy Pension Plan | Former Employee
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, number of employees | Employees			10,800
GE Energy Pension Plan | Active Employee
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, number of employees | Employees			5,600
GE Energy Pension Plan | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount			$ 1,272
GE Energy Pension Plan | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount			4,050
GE Energy Pension Plan | Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount			383
Other pension
Defined Benefit Plan Disclosure [Line Items]
Pension and other postretirement benefits cost (reversal of cost), total			50
Defined benefit plan, funded (unfunded) status of plan			(638)	(542)
Defined benefit plan, expected future employer contributions, next fiscal year			60
Defined benefit plan, plan assets, amount			$ 410	406
Other pension | Retired Employee
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, number of employees | Employees			32,300
Other pension | Former Employee
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, number of employees | Employees			17,400
Other pension | Active Employee
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, number of employees | Employees			7,100
Other pension | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount			$ 757	668
Other pension | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount			2,766	2,616
Other pension | Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount			18	$ 23
GE Energy Supplementary Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, funded (unfunded) status of plan			$ 30
Percentage of expected return of long term assets			7.00%
Defined benefit plan, plan assets, amount						$ 0
Other Postretirement Benefits Plan | Retired Employee
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, number of employees | Employees			35,700
Other Postretirement Benefits Plan | Active Employee
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, number of employees | Employees			4,800